Note 15 - Total Future Operating Lease Obligations (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Remainder of 2016	$ 7,450,265
2017	8,829,245	$ 15,252,943
2018	4,389,155	8,286,819
2019	2,721,992	3,199,264
2020	623,067	741,907
Thereafter	95,371	368,486
	$ 24,109,095	$ 47,735,336